Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 1,057,138	$ 1,021,698	$ 1,980,773		$ 4,183,354		$ 5,856,341
Operating costs and expenses:
Lease operating expenses	1,144,889	1,059,269	2,017,856		2,474,230		2,540,353
Depreciation, depletion and amortization	282,948	287,760	698,851		876,676		1,156,494
General and administrative expenses	2,562,531	3,512,887	6,533,642		2,434,099		2,016,110
Total operating costs and expenses	3,990,368	4,859,916	9,250,349		5,785,005		5,712,957
(Loss) income from operations	(2,933,230)	(3,838,218)	(7,269,576)		(1,601,651)		143,384
Other income (expense):
Exchange gain (loss)	(33,462)	99,441	132,033		(51,584)		42,056
Other income(expense), net	34,479	175,639	185,845		(20,500)		(44,452)
Total other income (expense)	1,017	275,080	317,878		(72,084)		(2,396)
(Loss) income before income tax	(2,932,213)	(3,563,138)	(6,951,698)		(1,673,735)		140,988
Income tax provision	(0)	(0)
Net (loss) income attributable to the Company	$ (2,932,213)	$ (3,563,138)	(6,951,698)		(1,673,735)		145,723
Net (loss) income			(6,951,698)		(1,673,735)		140,988
Less: net loss attributable to non-controlling interests							(4,735)
Comprehensive (loss) income:
Actuarial gain for post-employment benefits					549		20,356
Total comprehensive (loss) income			(6,951,698)		(1,673,186)		161,344
Less: comprehensive loss attributable to Non-controlling interests							(4,735)
Comprehensive (loss) income attributable to the Company			$ (6,951,698)		$ (1,673,186)		$ 166,079
(Loss) income per ordinary share attributable to the Company
Basic and diluted	$ (0.39)	$ (0.48)	$ (0.94)		$ (0.28)		$ 0.02
Weighted average ordinary shares outstanding*
Basic and diluted	7,433,673	7,382,246	7,395,120	[1]	6,048,568	[1]	6,000,000	[1]

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance and the reverse stock split